Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Tuttle Capital Magnificent 7 Income Blast ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Magnificent 7 Income Blast ETF
Class Name	Tuttle Capital Magnificent 7 Income Blast ETF
Trading Symbol	MAGO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tuttle Capital Magnificent 7 Income Blast ETF for the period of December 30, 2025 (inception) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.incomeblastetfs.com/etf/mago. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.incomeblastetfs.com/etf/mago
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Magnificent 7 Income Blast ETF	$19¹	1.16%²’³
¹	Costs are for the period of December 30, 2025, to February 28, 2026. Costs for a full semi-annual period would be higher.

²	Annualized.
³	Gross expenses, excluding interest expense, would have been 0.99% for the period ended March 31, 2026.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	1.16%	[2],[3]
Expenses Short Period Footnote [Text Block]	Costs are for the period of December 30, 2025, to February 28, 2026. Costs for a full semi-annual period would be higher.
Net Assets	$ 2,002,847
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,471
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Net Assets	$2,002,847
Number of Holdings	30
Total Net Advisory Fee	$1,471
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
United States Treasury Bill 9/3/2026	96.11%
First American Money Market Funds 3.60%	7.77%
GOOGL 04/17/2026 310.01 C	0.73%
NVDA 04/17/2026 190.01 C	0.52%
META 04/17/2026 660.01 C	0.5%
AAPL 04/17/2026 270.01 C	0.44%
AMZN 04/17/2026 230.01 C	0.22%
TSLA 04/17/2026 475.01 C	0.17%
NVDA 03/06/2026 162.51 P	0.08%
AAPL 03/06/2026 255.01 P	0.08%

[1]	Costs are for the period of December 30, 2025, to February 28, 2026. Costs for a full semi-annual period would be higher.
[2]	Annualized.
[3]	Gross expenses, excluding interest expense, would have been 0.99% for the period ended March 31, 2026.